Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Non Controlling Interests [abstract]
Balance at beginning of the period			$ 6,806		$ 18,141	$ 7,096
Effects of business combination						11,072
Net income of non-controlling interest			529		1,159	1,148
Exchange differences on translation of foreign operations			(565)		(1,338)	(1,138)
Re-measurements of the net defined employee benefit liability					37	38
Valuation of the effective portion of derivative financial instruments, net of taxes			(16)		(41)	(74)
Dividends paid			(3)			(1)
Accounting standard adoption effects (see Note 2.4)					(12)
Philippines deconsolidation					(11,140)
Balance at end of the period	$ 358		$ 6,751	[2]	$ 6,806	$ 18,141

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1